Material Accounting Policies	3 Months Ended
Mar. 31, 2026
Material Accounting Policies [Abstract]
Material accounting policies

3. Material accounting policies

The accounting policies used in the preparation of these condensed consolidated interim financial statements are the same as those applied in the consolidated financial statements of PicS N.V. for the year ended December 31, 2025, as described in Note 3 to those financial statements, and should be read in conjunction with them.